Non-Cash Share-Based Compensation - Summary of Share Options (Details) - Share Options - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Outstanding beginning balance	7,918,500
Number of Shares, Granted	4,031,696
Number of Shares, Expired	(665,081)
Number of Shares, Canceled or Forfeited	(1,789,783)
Number of Shares, Outstanding ending balance	9,495,332	7,918,500
Number of Shares, Exercisable as of September 30, 2023	3,017,640
Number of Shares, Vested and expected to vest as of September 30, 2023	9,495,332
Weighted Average Exercise Price, Outstanding beginning balance	$ 4.76
Weighted Average Exercise Price, Granted	0.2
Weighted Average Exercise Price, Expired	13.67
Weighted Average Exercise Price, Canceled or Forfeited	2.86
Weighted Average Exercise Price, Outstanding ending balance	1.8	$ 4.76
Weighted Average Exercise Price, Exercisable as of September 30, 2023	4.48
Weighted Average Exercise Price, Vested and expected to vest as of September 30, 2023	$ 1.8
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 2 months 1 day	8 years 4 months 24 days
Weighted Average Remaining Contractual Term (in years), Exercisable as of September 30, 2023	6 years 6 months 10 days
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest as of September 30, 2023	8 years 2 months 1 day
Aggregate Intrinsic Value, Outstanding	$ 995	$ 457
Aggregate Intrinsic Value, Exercisable as of September 30, 2023	211
Aggregate Intrinsic Value, Vested and expected to vest as of September 30, 2023	$ 995